CAVANAL HILL FUNDS

Supplement dated August 1, 2024

to the

Statement of Additional Information

dated December 28, 2023

On July 25, 2024, the Board of Trustees (the “Board”) of Cavanal Hill Funds (the “Trust”), including a majority of the independent trustees of the Trust, after review and consideration of her qualifications and compensation, appointed Amy Siefer as the Chief Compliance Officer, Anti-Money Laundering Compliance Officer, Identity Theft Officer and Disaster Recovery Plan Business Operations Manager of the Trust. Ms. Siefer replaces Ms. Diana Hanlin in the foregoing positions, and all references to Ms. Hanlin in the Trust’s Statement of Additional Information dated December 28, 2023, are hereby deleted in their entirety.

Ms. Siefer’s appointment becomes effective on July 31, 2024. Ms. Siefer was born in 1977. In the past five (5) years, Ms. Siefer has served as a Vice President for Citi Fund Services, Inc., until May, 2024. She then began working at PINE Advisors LLC (“PINE”), where she currently serves as a Director. Ms. Siefer oversees no portfolios in the Trust’s fund complex, and she holds no other directorships in the Trust.

On July 25, 2024, the Board, including a majority of the independent trustees of the Trust, after review and consideration of her qualifications, appointed Jerica Newbill as the Treasurer and Principal Financial and Accounting Officer of the Trust, replacing Ms. Denise Lewis in the foregoing positions. All references to Ms. Lewis in the Trust’s Statement of Additional Information dated December 28, 2023, with respect to the aforementioned roles are hereby deleted in their entirety.

Ms. Newbill’s appointment becomes effective on July 31, 2024. Ms. Newbill was born in 1985. In the past five (5) years, Ms. Newbill has served as an Officer of Fund Administration for State Street Bank, a role she left in April 2022. From April 2022 to May 2024, Ms. Newbill, served clients of Fundrise as a member of its accounting and financial reporting team. Ms. Newbill joined PINE as its Director of Principal Financial Officer Services in May 2024, a position she holds currently. Ms. Newbill oversees no portfolios in the Trust’s fund complex, and she holds no other directorships in the Trust.

For more information, please contact us at 1-800-762-7085.

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PROSPECTUS FOR FUTURE REFERENCE.